Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Transfers:
Net changes of financial assets	$ 5,945,707	$ 3,342,572
Write-off		0
Other adjustments	0	0
Stage 1
Transfers:
Write-off		0
Other adjustments		0
Stage 2
Transfers:
Write-off		0
Other adjustments		0
Gross carrying amount
Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Gross carrying amount, Beginning balance	68,440	32,991
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Write-off	0	0
Gross carrying amount, Ending balance	31,283	68,440
Gross carrying amount | Corporate loans | Stage 1
Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Gross carrying amount, Beginning balance	11,174,092	10,885,781
Transfers:
Transfers from stage 1 to stage 2	(535,745)	(520,813)
Transfers from stage 1 to stage 3	(1,674)	(4,278)
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	238,276	505,152
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	44
Net changes of financial assets	356	297,075
Write-off	0	0
Other adjustments	35,381	11,131
Gross carrying amount, Ending balance	10,910,686	11,174,092
Gross carrying amount | Corporate loans | Stage 2
Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Gross carrying amount, Beginning balance	866,764	1,192,595
Transfers:
Transfers from stage 1 to stage 2	535,745	520,813
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	(162,278)	(228,472)
Transfers from stage 2 to stage 1	(238,276)	(505,152)
Transfers from stage 3 to stage 2	15,818	93,978
Transfers from stage 3 to stage 1	0	0
Net changes of financial assets	(195,131)	(206,999)
Write-off	0	0
Other adjustments	(10,178)	1
Gross carrying amount, Ending balance	812,464	866,764
Gross carrying amount | Corporate loans | Stage 3
Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Gross carrying amount, Beginning balance	722,900	683,368
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	1,674	4,278
Transfers from stage 2 to stage 3	162,278	228,472
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	(15,818)	(93,978)
Transfers from stage 3 to stage 1	0	(44)
Net changes of financial assets	2,469	(34,094)
Write-off	(113,299)	(65,102)
Other adjustments	(950)	0
Gross carrying amount, Ending balance	759,254	722,900
Gross carrying amount | Other commercial | Stage 1
Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Gross carrying amount, Beginning balance	4,375,334	4,258,677
Transfers:
Transfers from stage 1 to stage 2	(1,108,548)	(732,573)
Transfers from stage 1 to stage 3	(24,780)	(40,314)
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	802,344	353,714
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	(4,471)	10,951
Net changes of financial assets	326,487	528,353
Write-off	0	0
Other adjustments	(44,955)	(3,474)
Gross carrying amount, Ending balance	4,321,411	4,375,334
Gross carrying amount | Other commercial | Stage 2
Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Gross carrying amount, Beginning balance	486,303	229,571
Transfers:
Transfers from stage 1 to stage 2	1,108,548	732,573
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	(328,832)	(236,712)
Transfers from stage 2 to stage 1	(802,344)	(353,714)
Transfers from stage 3 to stage 2	161,388	144,542
Transfers from stage 3 to stage 1	0	0
Net changes of financial assets	(117,497)	(30,373)
Write-off	0	0
Other adjustments	20,186	416
Gross carrying amount, Ending balance	527,752	486,303
Gross carrying amount | Other commercial | Stage 3
Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Gross carrying amount, Beginning balance	446,264	434,597
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	24,780	40,314
Transfers from stage 2 to stage 3	328,832	236,712
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	(161,388)	(144,542)
Transfers from stage 3 to stage 1	4,471	(10,951)
Net changes of financial assets	(30,580)	(26,215)
Write-off	(124,000)	(82,530)
Other adjustments	1,208	(1,121)
Gross carrying amount, Ending balance	489,587	446,264
ECL allowance
Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Expected credit losses allowances, beginning balance	2	1
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Write-off	0	0
Expected credit losses allowances, Ending balance	1	2
ECL allowance | Corporate loans | Stage 1
Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Expected credit losses allowances, beginning balance	23,668	38,718
Transfers:
Transfers from stage 1 to stage 2	(3,579)	(4,221)
Transfers from stage 1 to stage 3	(8)	(23)
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	1,261	6,715
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Net changes of the exposure and modifications in credit risk	6,539	(17,720)
Write-off	0	0
Other adjustments	(1,617)	199
Expected credit losses allowances, Ending balance	26,264	23,668
ECL allowance | Corporate loans | Stage 2
Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Expected credit losses allowances, beginning balance	35,714	61,094
Transfers:
Transfers from stage 1 to stage 2	11,418	11,509
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	(11,419)	(19,808)
Transfers from stage 2 to stage 1	(6,304)	(16,407)
Transfers from stage 3 to stage 2	3,132	12,317
Transfers from stage 3 to stage 1	0	0
Net changes of the exposure and modifications in credit risk	5,347	(12,984)
Write-off	0	0
Other adjustments	(566)	(7)
Expected credit losses allowances, Ending balance	37,322	35,714
ECL allowance | Corporate loans | Stage 3
Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Expected credit losses allowances, beginning balance	343,056	285,762
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	212	1,723
Transfers from stage 2 to stage 3	54,694	88,874
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	(5,738)	(19,752)
Transfers from stage 3 to stage 1	0	(12)
Net changes of the exposure and modifications in credit risk	78,060	51,564
Write-off	(113,299)	(65,102)
Other adjustments	(162)	(1)
Expected credit losses allowances, Ending balance	356,823	343,056
ECL allowance | Other commercial | Stage 1
Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Expected credit losses allowances, beginning balance	37,913	44,535
Transfers:
Transfers from stage 1 to stage 2	(27,395)	(26,250)
Transfers from stage 1 to stage 3	(1,102)	(1,759)
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	8,777	7,286
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	(341)	131
Net changes of the exposure and modifications in credit risk	29,205	17,065
Write-off	0	0
Other adjustments	(15)	(3,095)
Expected credit losses allowances, Ending balance	47,042	37,913
ECL allowance | Other commercial | Stage 2
Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Expected credit losses allowances, beginning balance	31,921	30,262
Transfers:
Transfers from stage 1 to stage 2	90,547	81,669
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	(46,020)	(40,855)
Transfers from stage 2 to stage 1	(48,605)	(50,448)
Transfers from stage 3 to stage 2	15,908	24,741
Transfers from stage 3 to stage 1	0	0
Net changes of the exposure and modifications in credit risk	(9,481)	(13,112)
Write-off	0	0
Other adjustments	564	(336)
Expected credit losses allowances, Ending balance	34,834	31,921
ECL allowance | Other commercial | Stage 3
Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Expected credit losses allowances, beginning balance	187,322	201,195
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	4,967	6,896
Transfers from stage 2 to stage 3	102,745	66,626
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	(33,554)	(37,198)
Transfers from stage 3 to stage 1	1,538	(1,209)
Net changes of the exposure and modifications in credit risk	43,907	37,059
Write-off	(124,000)	(82,530)
Other adjustments	193	(3,517)
Expected credit losses allowances, Ending balance	183,118	187,322
Commercial Loans | Gross carrying amount
Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Gross carrying amount, Beginning balance	18,071,657	17,684,589
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Net changes of financial assets	(13,896)	527,747
Write-off	(237,299)	(147,632)
Other adjustments	692	6,953
Gross carrying amount, Ending balance	17,821,154	18,071,657
Commercial Loans | ECL allowance
Schedule of Gross Carrying Amount Expected Credit Loss in Commercial Loans [Line Items]
Expected credit losses allowances, beginning balance	659,594	661,566
Transfers:
Transfers from stage 1 to stage 2	70,991	62,707
Transfers from stage 1 to stage 3	4,069	6,837
Transfers from stage 2 to stage 3	100,000	94,837
Transfers from stage 2 to stage 1	(44,871)	(52,854)
Transfers from stage 3 to stage 2	(20,252)	(19,892)
Transfers from stage 3 to stage 1	1,197	(1,090)
Net changes of the exposure and modifications in credit risk	153,577	61,872
Write-off	(237,299)	(147,632)
Other adjustments	(1,603)	(6,757)
Expected credit losses allowances, Ending balance	$ 685,403	$ 659,594